Note 25 Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments		€ 37	€ 44	€ 63
Interest Expenses Benefit Commitments		257	265	293
Interest Income Benefit Commitments		(220)	(220)	(230)
Personnel expense consolidated income statement impact		120	121	143
Defined contribution plan expense		71	72	95
Defined benefit plans expense		49	49	49
Net Provisions post employment and other employee benefit commitments		61	210	213
Early Retirement Expense		100	224	190
Past service cost expense on income statement		(28)	(8)	18
Remeasurements on income statement	[1]	(16)	(11)	7
Other provision expense impact on income statement		6	4	(1)
Total consolidated income statement impact		€ 218	€ 375	€ 419

[1]	(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).